Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loans Receivable [Abstract]
Schedule of Loans Receivable	Loans receivable consist of the following:
	December 31, 2023	December 31, 2022
Borrower A	$-	$1,590,000
Borrower B	-	250,000
Borrower C	281,694	-
	$281,694	$1,840,000